Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]	$ 500,000	$ 3,330,472
Interest expenses	[1]	155,633	14,247
Loan repayment and interest paid to related parties	[1]	2,356,080
Jurchen Investment Corporation [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]	500,000	3,000,000
Interest expenses	[1]	81,530	20,055
Loan repayment and interest paid to related parties	[1]	3,082,131
Rental expense	[2]	96,300	227,729	207,841
Aenco Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[3]	746,153	830,769
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[3]	617,794
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[3]	231,795	698,152
Healthcare services income		321	1,923
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[3]	169,462
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[3]	13,018
AENEAS CAPITAL LIMITED [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees	[3]			448,718
Aenco Solutions Limited [Member]
Related Party Transaction [Line Items]
Issuance of tokens for tokens creation, offering an consultancy services	[4]		300,000
Tokens creation, offering an consultancy services expense	[4]		192,000
Prepayment of tokens consultancy services	[4]		$ 108,000

[1]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.
[2]	Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.
[3]	Aenco Limited provided certain information technology services to the Group. For the year ended December 31, 2019, Aenco Limited was entitled to receive a fixed amount of services fees of HKD540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. The agreement was replaced by another agreement on April 1, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD700,000 (approximately $89,744) per calendar month. On September 30, 2020, the replaced agreement was terminated as mutually agreed.
[4]	In July 2019, Smart Pharmaceutical Limited Partnership, a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000.